Stockholders' Deficit (Details Narrative)												1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 21, 2018 USD ($) $ / shares shares	Mar. 20, 2018 USD ($) $ / shares shares	Mar. 05, 2018 USD ($) $ / shares shares	Feb. 23, 2018 USD ($) $ / shares shares	Feb. 20, 2018 USD ($) $ / shares shares	Feb. 05, 2018 shares	Jan. 15, 2018 USD ($) $ / shares shares	Jan. 09, 2018 USD ($) $ / shares shares	Dec. 18, 2017 USD ($) $ / shares shares	Oct. 17, 2017 $ / shares shares	Mar. 20, 2017 $ / shares shares	Mar. 15, 2017 shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 shares	Sep. 30, 2016 USD ($) $ / shares $ / Unit shares	Oct. 17, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Mar. 24, 2017 $ / shares
Conversion of debt, shares issued													150,000				75,000
Preferred stock, shares issued													750,000				750,000	250,000
Preferred stock, shares outstanding													750,000				750,000	250,000
Conversion of debt, fair value of shares issued | $		$ 4,200
Number of common stock shares issued		30,000										2,060,000
Shares issued price per share | $ / shares		$ 0.14
Warrant outstanding | $
Ms. Sandra Fowler [Member]
Conversion of debt, fair value of shares issued | $							$ 66,000
Number of common stock shares issued							200,000
Shares issued price per share | $ / shares							$ 0.33
Dr. Coleman and Benjamin Coleman [Member]
Number of common stock shares returned and canceled						3,280,470
Mr. Daniel Weadock [Member] | Employment Agreement [Member]
Conversion of debt, fair value of shares issued | $					$ 7,810
Number of common stock shares issued					43,387
Shares issued price per share | $ / shares					$ 0.18
Mr. Daniel Weadock [Member] | Director Agreement [Member]
Conversion of debt, fair value of shares issued | $				$ 2,063
Number of common stock shares issued				12,135
Shares issued price per share | $ / shares				$ 0.17
Tangiers Global, LLC [Member]
Conversion of debt, price per share | $ / shares	$ 0.08		$ 0.09					$ 0.11	$ 0.09	$ 0.09									$ 0.30
Conversion of debt, shares issued	295,631		269,716					899,685	516,648	329,670						329,670
Conversion of debt, fair value of shares issued | $	$ 25,000		$ 25,000					$ 100,000	$ 45,000							$ 30,000
Series A Holders [Member]
Conversion of debt, price per share | $ / shares											$ 0.30
Conversion of debt, shares issued											250,000
Conversion of stock shares issued											416,667
Preferred stock, shares issued
Preferred stock, shares outstanding
Accredited Investors [Member]
Maximum number of equity units issued															1,000,000
Description of equity units															Each Unit consists of one (1) share of Series A Convertible Preferred Stock and one (1) Series A Warrant (“Warrant”).
Par value of equity units | $ / Unit															0.50
Proceeds from issuance or sale of equity | $															$ 500,000
Exercise price of warrant | $ / shares															$ 0.50
Warrant exercisable term															1 year